SCHEDULE OF AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
Operating lease right-of-use assets (non-current)	$ 26,042	$ 31,628
Current portion of operating lease liabilities	5,449	7,406
Operating lease liabilities (non-current)	20,843	25,145
Finance leases:
Property, plant and equipment, net (non-current)	$ 9,244	$ 11,943
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net (Note 7)	Property, plant and equipment, net (Note 7)
Other current liabilities	$ 5,336	$ 3,403
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Other liabilities (not current)		$ 4,128
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities